Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Institutional Shares
Trading Symbol	LUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Institutional Shares[1]	$9	0.18%
[1],[2],[3]
Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 476,390,058
Holdings Count | $ / shares	44	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Investor Shares
Trading Symbol	LAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares[1]	$12	0.23%
[5],[6],[7]
Expenses Paid, Amount	$ 12	[5]
Expense Ratio, Percent	0.23%	[5]
Net Assets	$ 476,390,058
Holdings Count | $ / shares	44	[8]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Administrative Shares
Trading Symbol	LAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Administrative Shares[1]	$20	0.39%
[9],[10],[11]
Expenses Paid, Amount	$ 20	[9]
Expense Ratio, Percent	0.39%	[9]
Net Assets	$ 476,390,058
Holdings Count | $ / shares	44	[12]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,390,058
Total Number of Portfolio Holdings*	44
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[5]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]
†	Annualized.

[8]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[9]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]
†	Annualized.

[12]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.